Investments in Unconsolidated Affiliates - Earnings from Investments in Unconsolidated Affiliates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	$ 282	$ 184	$ 82
DCP Sand Hills Pipeline, LLC
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	110	63	26
Mont Belvieu 1 Fractionator
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	9	9	12
DCP Southern Hills Pipeline, LLC
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	44	18	15
Mont Belvieu Enterprise Fractionator
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	16	15	17
Discovery Producer Services LLC
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	73	54	7
Texas Express Pipeline LLC
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	9	8	3
Front Range Pipeline LLC
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	19	17	2
Panola Pipeline Company, LLC
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	$ 2	$ 0	$ 0